Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Income Tax Disclosure [Abstract]
Current	₨ 509,083	$ 7,850	₨ 28,667	₨ 191,933
Deferred	383,250	5,910	299,078	61,179
Income tax expense	₨ 892,333	$ 13,760	₨ 327,745	₨ 253,112